Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
4.	Income Taxes

We are incorporated under the laws of Bermuda and, under current Bermuda law, are not obligated to pay any taxes in Bermuda based upon income or capital gains. We have received an undertaking from the Supervisor of Insurance in Bermuda pursuant to the provisions of the Exempted Undertakings Tax Protection Act, 2011, which exempts us from any Bermuda taxes computed on profits, income or any capital asset, gain or appreciation, or any tax in the nature of estate duty or inheritance tax, at least until the year 2035.

We do not consider ourselves to be engaged in a trade or business in the United States or the United Kingdom and, accordingly, do not expect to be subject to direct United States or United Kingdom income taxation.

We have subsidiaries based in the United Kingdom that are subject to the tax laws of that country. Under current law, these subsidiaries are taxed at the applicable corporate tax rates. Six of the United Kingdom subsidiaries are deemed to be engaged in business in the United States and are therefore subject to United States corporate tax in respect of a proportion of their United States underwriting business only. Relief is available against the United Kingdom tax liabilities in respect of overseas taxes paid that arise from the underwriting business. Corporate income tax losses incurred in the United Kingdom can be carried forward, for application against future income, indefinitely. Our United Kingdom subsidiaries file separate United Kingdom income tax returns.

We have subsidiaries based in the United States that are subject to the tax laws of that country. Under current law, these subsidiaries are taxed at the applicable corporate tax rates. Our United States subsidiaries file a consolidated United States federal income tax return.

We also have operations in Belgium, Switzerland, Brazil, France, Malta and Ireland, which also are subject to income taxes imposed by the jurisdiction in which they operate. We have operations in the United Arab Emirates, which are not subject to income tax under the laws of that country.

Our income tax provision includes the following components for the years ended December 31:

(in millions)	2011	2010	2009
Current tax provision	$9.8	$39.0	$26.8
Deferred tax provision (benefit) related to:
Future tax deductions	9.4	(2.8)	(1.9)
Valuation allowance change	0.8	(1.0)	(1.0)

Income tax provision	$20.0	$35.2	$23.9

Our expected income tax provision computed on pre-tax (loss) income at the weighted average tax rate has been calculated as the sum of the pre-tax (loss) income in each jurisdiction multiplied by that jurisdiction’s applicable statutory tax rate. For the years ended December 31, 2011, 2010 and 2009, pre-tax (loss) income attributable to our operations and the operations’ effective tax rates were as follows:

(in millions)	2011		2010		2009
	Pre-tax	Effective Tax	Pre-tax	Effective Tax	Pre-tax	Effective Tax
	income (loss)	Rate	income (loss)	Rate	income (loss)	Rate
Bermuda	$(129.8)	0.0%	$6.2	0.0%	$53.9	0.0%
United States	99.6	28.4%	125.3	29.9%	87.3	20.6%
United Kingdom	(27.3)	29.5%	(9.4)	38.9%	(2.3)	79.2%
Belgium	0.3	20.7%	0.2	49.2%	0.4	27.2%
Brazil	(4.1)	0.0%	(0.3)	0.0%	n/a	n/a
Dubai	0.1	0.0%	n/a	n/a	n/a	n/a
Ireland (1)	(0.3)	5.0%	(0.1)	5.0%	(0.2)	5.0%
Malta	(0.4)	0.0%	n/a	n/a	n/a	n/a
Switzerland	0.0 (2)	37.3%	0.0 (2)	22.7%	n/a	n/a

Pre-tax (loss) income	$(61.9)		$121.9		$139.1

(1)	Effective tax rate of 5 percent on intercompany dividends of $26.3 million and $152.6 million for the years ended December 31, 2010 and 2009, respectively. Dividends eliminated in consolidation.
(2)	Pre-tax income for the respective year was less than $0.1 million.

A reconciliation of the difference between the provision for income taxes and the expected tax provision at the weighted average tax rate is as follows:

(in millions)	2011	2010	2009
Income tax provision at expected rate	$26.0	$42.6	$37.5
Tax effect of:
Tax-exempt interest	(5.8)	(6.1)	(7.3)
Dividends received deduction	(1.6)	(1.4)	(1.4)
Valuation allowance change	0.8	(1.0)	(1.0)
Other permanent adjustments, net	0.3	0.9	0.7
Adjustment for prior year tax return	1.6	1.2	0.0
United States state tax benefit	(0.3)	0.0	(3.5)
Foreign tax credits	0.0	0.0	(0.7)
Other foreign adjustments	0.1	0.2	0.2
Prior year foreign taxes recovered	(0.6)	(0.7)	0.0
Rate adjustment on loss carrybacks	(0.4)	0.0	0.0
Deferred tax rate reduction	(0.4)	(0.1)	0.0
Foreign exchange adjustments	0.3	(0.4)	(0.6)

Income tax provision	$20.0	$35.2	$23.9

Income tax (benefit) provision - Foreign	$(8.0)	$(2.2)	$5.9
Income tax provision - United States Federal	28.5	37.3	23.3
Income tax (benefit) provision - United States State	(0.5)	0.1	(5.3)

Income tax provision	$20.0	$35.2	$23.9

The consolidated provision for income taxes for the year ended December 31, 2011 was affected by a $1.6 million increase for additional taxes reported on the prior year tax return, a $0.6 million reduction for prior year foreign taxes recovered and a $0.3 million increase for the foreign exchange adjustment on the translation from Sterling to the U.S. Dollar within Argo International.

Deferred taxes arise from temporary differences in the recognition of revenues and expenses for tax and financial reporting purposes. The net deferred tax liability as of December 31, 2011 and 2010 and the net deferred tax asset as of December 31, 2009 resulted from the tax-effected temporary differences shown in the following table. Due primarily to changes in unrealized gains on available-for-sale investment securities, the net deferred tax balance decreased by $16.1 million, $19.6 million and $42.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(in millions)	2011	2010	2009
Deferred tax asset:
Unrealized losses on fixed maturities and other investment securities	$0.0	$0.4	$0.8
Losses and loss adjustment expense reserve discounting	40.1	41.9	42.3
Unearned premiums	22.6	23.8	28.9
Capital loss carryforward	31.7	32.7	33.6
Allowance for bad debt	2.9	6.3	3.3
Accrual for contingent commissions	1.3	0.7	0.0
Net operating loss carryforward	19.7	19.7	18.7
Impairment of investment values	8.7	11.5	18.9
United States amortization of intangible assets	3.8	1.3	2.0
Accrued vacation	2.1	1.9	1.2
Stock option expense	4.2	4.4	4.4
United Kingdom interest	1.0	1.0	1.9
United Kingdom underwriting profits	0.0	0.5	0.0
Brazil operating losses	1.8	0.1	0.0
Malta operating losses	0.1	0.0	0.0
Other	3.8	7.8	9.3

Deferred tax asset, gross	143.8	154.0	165.3

Deferred tax liability:
Unrealized gains on equity securities	(39.8)	(31.4)	(29.9)
Unrealized gains on fixed maturities and other investment securities	(38.1)	(40.8)	(22.0)
Deferred acquisition costs	(19.1)	(20.1)	(24.1)
United States amortization of intangible assets	(3.0)	0.0	(0.4)
United Kingdom underwriting losses	(1.6)	0.0	(8.8)
United Kingdom amortization of intangible assets	(4.8)	(5.9)	(6.8)
United States state tax	(0.5)	(0.6)	(0.7)
Other	(5.0)	(8.0)	(5.9)

Deferred tax liability, gross	(111.9)	(106.8)	(98.6)

Deferred tax asset, net before valuation allowance	31.9	47.2	66.7
Valuation allowance	(50.4)	(49.6)	(49.5)

Deferred tax (liability) asset, net	$(18.5)	$(2.4)	$17.2

Net deferred tax (liability) asset - Foreign	$(5.0)	$(4.0)	$(13.0)
Net deferred tax (liability) asset - United States	(13.5)	1.6	30.2

Deferred tax (liability) asset, net	$(18.5)	$(2.4)	$17.2

Our net deferred tax assets (liabilities) are supported by taxes paid in previous periods, the reversal of the taxable temporary differences and the recognition of future income. Management regularly evaluates the recoverability of the deferred tax assets and makes any necessary adjustments to them based upon any changes in management’s expectations of future taxable income. Realization of deferred tax assets is dependent upon our generation of sufficient taxable income in the future to recover tax benefits that cannot be recovered from taxes paid in the carryback period, which is generally two years for net operating losses and three years for capital losses. At December 31, 2011, we had a total net deferred tax asset of $31.9 million prior to any valuation allowance. Management has concluded that a valuation allowance is required for a portion of the tax effected net capital loss carryforward of $31.7 million generated from the sale of PXRE Reinsurance Company, and a full valuation allowance is required for the tax effected net operating loss carryforward of $18.7 million from PXRE Corporation and for the tax effected net operating loss carryforward of $1.0 million from ARIS. The capital loss carryforward generated from the sale of PXRE Reinsurance Company will expire if not utilized by December 31, 2013. Of the PXRE loss carryforwards, $17.2 million will expire if not utilized by December 31, 2025 and $1.5 million will expire if not utilized by December 31, 2027. Of the ARIS loss carryforward, $0.2 million will expire if not utilized by December 31, 2027, $0.4 million will expire if not utilized by December 31, 2028 and $0.4 million will expire if not utilized by December 31, 2029. The valuation allowances have been established as Internal Revenue Code Section 382 limits the utilization of net operating loss and net capital loss carryforwards following an ownership change. Accordingly, a valuation allowance of $50.4 million is required as of December 31, 2011. The loss carryforwards available to utilize per year are $2.8 million as required by Internal Revenue Code Section 382. During the year ended December 31, 2011, the valuation allowance was reduced by $1.0 million pertaining to the utilization of the PXRE loss carryforwards, was increased by $0.1 million pertaining to the Malta operations and was increased by $1.7 million pertaining to the Brazil operations.

We have no material unrecognized tax benefits as of December 31, 2011, 2010 and 2009. Our United States subsidiaries are no longer subject to U.S. federal and state income tax examinations by tax authorities for years before 2008. Our United Kingdom entities are no longer subject to examination by Her Majesty’s Revenue and Customs for years before 2008.